SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		5 Months Ended	12 Months Ended
	Mar. 11, 2021 USD ($) $ / shares shares	Oct. 05, 2020 USD ($) $ / shares shares	Sep. 03, 2020 $ / shares shares	Jul. 06, 2020	Jul. 02, 2019 shares	Jul. 22, 2021 USD ($) shares	Feb. 23, 2021 $ / shares shares	May 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares	Oct. 03, 2020 $ / shares	Aug. 31, 2020 shares	Dec. 09, 2019 $ / shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued													10,482,056			8,758,037
Reverse split				3-for-1
Convertible notes issued (in Shares)									2,415,022
Warrants expired	5 years 6 months
Warrants exercise price | $ / shares	$ 4.60										$ 100		$ 5.06
Outstanding convertible preferred shares			2,954,267
Options granted							300,000	452,020
Per share price | (per share)							$ 4.50	$ 5.74				₪ 0.03		$ 3.01	₪ 0.03
Share-based compensation expense | $									$ 99	$ 18	$ 14
Intrinsic value of share options outstanding | $											$ 275		$ 168			$ 651
Warrants issue to purchase ordinary shares	1,304,346					419,673							3,950,217
Ordinary shares warrants purchase	652,173					419,673			52,173
Gross proceeds from issuance of private placement. | $	$ 6,000
Proceeds from issuance of private placement | $	$ 5,554					$ 1,930
Placement agent fees and other expense | $									$ 500
Private placement fee | $									390
Reimbursement Expense | $									40
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $									713	18
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $									$ 99	$ 18
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							60,000
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding											153,882		153,882			153,882
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan					10 years
Reserve for issuance					971,476
Options outstanding											219,456		971,476			219,456				0
Options granted									752,020	0	219,456
Option expired									0	0	0
Intrinsic value of share options outstanding | $													$ 224			$ 407
Intrinsic value of share options exercisable | $													$ 224			$ 385
Convertible Notes Related Warrants 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares			$ 6.72
Warrant excercise			297,589
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible notes issued (in Shares)			312,170
Warrants expired			5 years
Warrants exercise price | $ / shares			$ 8.80
IPO [Member] | Convertible Notes Related Warrants 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																			$ 6.72
Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant excercise			375,000
Per share price | $ / shares			$ 0.01
Warrants issue to purchase ordinary shares		375,000
Proceeds from issuance of private placement | $		$ 3
Crescendo Communications [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																		152,110
Percentage of shares issued																		3.75%
Share-based compensation expense | $									$ 412	$ 137
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares		$ 8.80
Warrant excercise		375,000
Warrant expired date		Sep. 03, 2025
Amount of return | $		$ 3
Underwriters [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants expired			5 years
Options granted			125,000
Per share price | $ / shares			$ 10.00														$ 10.00
Offering price			125.00%